Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	AUSTRIA — 2.1%
168,200	Erste Group Bank A.G.	$7,385,506
	CANADA — 8.7%
269,800	Brookfield Asset Management, Inc. - Class A	14,457,071
274,400	Cameco Corp.	5,962,015
135,100	Magna International, Inc.	10,167,165
		30,586,251
	FRANCE — 15.5%
95,000	Amundi S.A.[1]	7,990,135
63,800	Cie Generale des Etablissements Michelin SCA	9,783,090
255,500	Dassault Systemes S.E.	13,445,787
13,150	LVMH Moet Hennessy Louis Vuitton S.E.	9,418,841
56,400	Safran S.A.	7,133,480
141,300	TotalEnergies S.E.	6,753,823
		54,525,156
	GERMANY — 5.9%
121,800	Nemetschek S.E.	12,721,956
60,600	Symrise A.G.	7,942,882
		20,664,838
	HONG KONG — 2.4%
730,800	AIA Group Ltd.	8,407,368
	IRELAND — 7.0%
49,500	Accenture PLC - Class A	15,836,040
208,600	Experian PLC	8,737,929
		24,573,969
	JAPAN — 20.4%
41,200	FANUC Corp.	9,033,591
261,100	KDDI Corp.	8,596,226
340,600	Kubota Corp.	7,248,864
316,300	Marui Group Co., Ltd.	6,105,706
81,500	Nidec Corp.	8,984,560
150,600	Otsuka Holdings Co., Ltd.	6,440,063
497,100	Pan Pacific International Holdings Corp.	10,256,834
138,100	Sony Corp.	15,331,690
		71,997,534

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.5%
143,200	Samsung Electronics Co., Ltd.	$8,877,627
	NETHERLANDS — 5.1%
86,500	Akzo Nobel N.V.	9,451,365
82,600	Heineken N.V.	8,621,333
		18,072,698
	PERU — 1.9%
59,900	Credicorp Ltd.	6,645,306
	SINGAPORE — 2.3%
359,900	DBS Group Holdings Ltd.	7,974,894
	SWEDEN — 2.1%
255,100	Assa Abloy A.B. - Class B	7,399,587
	SWITZERLAND — 4.5%
119,200	Alcon, Inc.	9,651,197
74,900	Novartis A.G.	6,141,414
		15,792,611
	UNITED KINGDOM — 17.0%
184,200	Ashtead Group PLC	13,923,753
312,600	Close Brothers Group PLC	6,515,659
147,000	Coca-Cola European Partners PLC	8,127,630
462,100	GlaxoSmithKline PLC	8,720,939
73,000	Reckitt Benckiser Group PLC	5,734,660
1,235,000	Rentokil Initial PLC	9,697,795
133,200	Unilever N.V.	7,196,935
		59,917,371
	UNITED STATES — 0.9%
138,600	Carnival PLC*	3,136,035
	Total Common Stocks
	(Cost $291,592,263)	345,956,751

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.5%
$5,228,578	UMB Bank demand deposit, 0.01%[2]	$5,228,578
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,228,578)	5,228,578
	TOTAL INVESTMENTS — 99.8%
	(Cost $296,820,841)	351,185,329
	Other Assets in Excess of Liabilities — 0.2%	879,714
	TOTAL NET ASSETS — 100.0%	$352,065,043

PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,990,135, which represents 2.3% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.